UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     34
Form 13F Information Table Value Total:     $18,466




List of Other Included Managers:



No.   13F File Number        Name


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                                             C>

                                                   MKT VALUE   TOTAL #    PUT/CALL INVSTMT  OTHER
NAME OF ISSUER                   CLASS    CUSIP NO (x$1000)    OF SHARESH          DSCRETN  MANAGERS
AT&T INC                         COM     00206R102         442  17,800 SH          DEFINED      0
AON CORP                         COM     037389103         605  15,970 SH          DEFINED      0
BERKSHIRE HATHAWAY INC CL B      COM     084670207         478     165 SH          DEFINED      0
BRISTOL-MYERS SQUIBB CO          COM     110122108         704  34,645 SH          DEFINED      0
CADBURY PLC SPONSORED ADR        COM     12721E102         393  11,427 SH          DEFINED      0
DTE ENERGY CO                    COM     233331107         607  18,960 SH          DEFINED      0
DELL INC                         COM     24702R101         541  39,435 SH          DEFINED      0
DIAGEO PLC - SPONSORED ADR       COM     25243Q205         412   7,200 SH          DEFINED      0
EMERSON ELECTRIC COMPANY         COM     291011104         645  19,906 SH          DEFINED      0
FLUOR CORP (NEW)                 COM     343412102         501   9,760 SH          DEFINED      0
GENERAL ELECTRIC COMPANY         COM     369604103         531  45,270 SH          DEFINED      0
HONEYWELL INTERNATIONAL INC      COM     438516106         251   8,000 SH          DEFINED      0
INTEL CORPORATION                COM     458140100         765  46,225 SH          DEFINED      0
INTERNATIONAL BUSINESS MACHINE   COM     459200101         719   6,883 SH          DEFINED      0
JPMORGAN CHASE & CO              COM     46625H100         221   6,493 SH          DEFINED      0
JOHNSON & JOHNSON                COM     478160104         894  15,735 SH          DEFINED      0
KIMBERLY CLARK                   COM     494368103         661  12,605 SH          DEFINED      0
KROGER COMPANY                   COM     501044101         585  26,515 SH          DEFINED      0
MARSH & MCLENNAN COS INC         COM     571748102         592  29,395 SH          DEFINED      0
MERCK & COMPANY INC              COM     589331107         238   8,510 SH          DEFINED      0
MICROSOFT CORP                   COM     594918104         654  27,530 SH          DEFINED      0
NESTLE SA SPNSRD ADR REP RG SH   COM     641069406         804  21,381 SH          DEFINED      0
PFIZER INC                       COM     717081103         706  47,045 SH          DEFINED      0
PROCTER AND GAMBLE COMPANY       COM     742718109         551  10,775 SH          DEFINED      0
SPDR TRUST UNIT SER 1            COM     78462F103         505   5,495 SH          DEFINED      0
SYSCO CORP                       COM     871829107         487  21,675 SH          DEFINED      0
TIME WARNER INC                  COM     887317303         266  10,559 SH          DEFINED      0
UNITEDHEALTH GROUP INC           COM     91324P102         306  12,240 SH          DEFINED      0
VANGUARD CONSUMER STAPLE ETF     COM     92204A207         362   6,270 SH          DEFINED      0
VANGUARD FINANCIALS ETF          COM     92204A405         220   9,155 SH          DEFINED      0
VERIZON COMMUNICATIONS           COM     92343V104         719  23,400 SH          DEFINED      0
WELLPOINT INC                    COM     94973V107         639  12,560 SH          DEFINED      0
WELLS FARGO & CO (NEW)           COM     949746101         548  22,596 SH          DEFINED      0
WYETH CORP                       COM     983024100         914  20,145 SH          DEFINED      0


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